Annual Fund Operating Expenses	Dec. 22, 2025
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.01%
Component2 Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.92%	[1]
Expenses (as a percentage of Assets)	3.54%
Fee Waiver or Reimbursement	(0.61%)	[2]
Net Expenses (as a percentage of Assets)	2.93%
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.16%	[3]
Expenses (as a percentage of Assets)	2.14%
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	1.04%
Component2 Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.92%	[4]
Expenses (as a percentage of Assets)	3.82%
Fee Waiver or Reimbursement	(0.64%)	[5]
Net Expenses (as a percentage of Assets)	3.18%
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.16%	[6]
Expenses (as a percentage of Assets)	2.40%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
[2]	The Fund’s adviser, Anchor Capital Management Group, Inc. (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2026 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)), will not exceed 2.00% of the Fund’s average daily net assets attributable to Advisor Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
[5]	The Fund’s adviser, Anchor Capital Management Group, Inc. (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2026 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)), will not exceed 2.25% of the Fund’s average daily net assets attributable to Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.